Customer deposits (Tables)	12 Months Ended
Dec. 31, 2020
Customer deposits
Financial liabilities
Schedule of financial liabilities

	12/31/2019	12/31/2020

Classification:
Other financial liabilities at fair value through profit or loss	129,216	130,292
Financial liabilities at amortized cost	630,055	742,201
	759,271	872,493
Type:
Repurchase agreements	129,216	138,616
Demand deposits:
Current accounts	424,563	499,458
Other deposits	24,010	43,860
Of which:
Collateral received for OTC financial derivatives transactions (Note 32)	7,799	23,052
Others	16,211	20,808
Time deposits:
Fixed-term deposits	179,768	189,686
Accrued interest	1,714	873
	759,271	872,493
Currency:
Peso	677,634	785,713
USD	81,631	86,780
Other currencies	6	—
	759,271	872,493